Long-Term Borrowings	12 Months Ended
Dec. 31, 2024
Long-Term Borrowings [Abstract]
Long-term borrowings
15.	Long-term borrowings

As of December 31, 2023, the Group had RMB3.0 million of long-term borrowings. As of December 31, 2024, the Group had RMB10.0 million of long-term borrowings. The interest was payable on a monthly basis and the principal was due upon maturity. The interest expenses were RMB52, RMB24 and RMB251 for the years ended December 31, 2022, 2023 and 2024 as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2027-04-02	10,000	3.95%	China Construction Bank Corporation Beijing Chaoyang Branch
Total		10,000

As of December 31, 2024, CEO, Mr. Wen is a co-borrower of the loan 1.